NOTES PAYABLE – RELATED PARTIES	9 Months Ended
Jul. 31, 2026
Notes Payable Related Parties
NOTES PAYABLE – RELATED PARTIES

NOTE 4: NOTES PAYABLE – RELATED PARTIES

Between April 2022 and September 2025, certain related parties, including the Company’s Chief Executive Officer and Director and its Chief Engineer and Director, made various loans to the Company. The balance at July 31, 2026 and October 31, 2025 was $0 and $1,336,613, respectively.

These notes were collateralized with the Company’s accounts receivables and other assets.

On December 2, 2025, the Company entered into exchange agreements with the Company’s then Chief Executive Officer and Chairman of the Board, and the Company’s Chief Engineer and a member of the Board of Directors. Pursuant to the Exchange Agreement, the officers exchanged principal in the amount of $969,054 and $88,712 in accrued interest for 1,479,692 shares of the Company’s common stock. The shares were valued at $1,701,646, or $1.15 per share. This resulted in a loss on debt extinguishment in the amount of $643,880.

On April 22, 2026, the Company entered into exchange agreements with the Company’s then Chief Executive Officer and Chairman of the Board. Pursuant to the Exchange Agreement, the officer exchanged principal in the amount of $327,629 for 29,996 shares of the Company’s common stock. The shares were valued at $427,440, or $14.25 per share. This resulted in a loss on debt extinguishment in the amount of $99,762.

Included within the notes payable – related parties balance is a convertible note agreement entered on March 18, 2024 for $50,000. The convertible note was scheduled to mature on March 18, 2026 and carries an interest rate of 9.75% per annum. The principal and prior accrued interest of the note was convertible into shares of the Company’s common stock at $10.00 per share. On October 31, 2024, the Company amended the agreement with the holder of the note to change its maturity to the earlier of the date that the Company lists its securities on a national stock exchange or March 31, 2025 and eliminated the conversion feature of the note. Interest on the note accrues and is paid at maturity along with principal, as specifically described in the note. On April 25, 2025, the Company executed an extension of the maturity date until the earlier of the date the Company is able to achieve a listing on a national stock exchange or June 30, 2025. The note was extended again to December 31, 2025. On March 23, 2026, the Company executed an agreement whereby the Company is obligated to pay the holder $5,000 per month beginning on April 1, 2026 until the note is paid in full. Additionally, the Company agreed to issue 6,600 shares to the holder as consideration. The shares were issued on April 27, 2026 and were valued at $51,480. As of July 31, 2026, the principal balance of this note is $30,000. As of July 31, 2026, this holder is no longer considered a related party and as such this balance is now included under notes payable. During the nine months ended July 31, 2026, the Company repaid $20,000 in principal.

On April 16, 2025, the Company issued an unsecured promissory note in the principal amount of $150,000 to Indicia Capital, LLC. The note bears interest at a rate of 9.75% per annum and matures on the earlier of (i) 180 days from the date of issuance or (ii) the date the Company receives at least $1,000,000 in new financing. In connection with the issuance of the note, the Chief Executive Officer and Director transferred 3,000 shares of the Company’s common stock to Indicia Capital as additional consideration to enter the loan. James Byrd, who serves as a co-manager and holds a 50% membership interest in Indicia Capital, was the original organizer of the Company by virtue of having founded the Company in October 2022. Accordingly, the transaction was considered a related party transaction. On March 23, 2026, the Company executed an agreement whereby the Company is obligated to pay the holder $5,000 per month beginning on April 1,2026 until the note is paid in full. As of July 31, 2026, the principal balance of this note is $130,000. As of July 31, 2026, this holder is no longer considered a related party and as such this balance is now included under notes payable. During the nine months ended July 31, 2026, the Company repaid $20,000 in principal.

	July 31, 2026	October 31, 2025
Notes payable – related parties, current portion	$–	$841,613
Notes payable – related parties, non-current portion	–	495,000
Total notes payable – related parties	$–	$1,336,613